Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingent Liabilities [Abstract]
Commitments	Following is a summary of such commitments at December 31:
	2020	2019
Fixed rate	$1,127	$660
Variable rate	83,956	70,561
Standby letters of credit	3,373	3,957